1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — June 30, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 79 .8%
Aerospace — 1 .5%
$ 1,000,000 Rocket Lab USA Inc. ,
4.250% , 02/01/29 (a) ............. $ 1,170,625
Automotive — 1 .4%
1,250,000 Rivian Automotive Inc. ,
3.625% , 10/15/30 (a) ............. 1,082,449
Broadcasting — 2 .1%
865,000 fuboTV Inc. ,
3.250% , 02/15/26 ............... 520,081
1,000,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 ............... 1,065,662
1,585,743
Business Services — 3 .8%
1,000,000 BigBear.ai Holdings Inc. ,
6.000% , 12/15/26 (a) ............. 724,755
1,800,000 MicroStrategy Inc. ,
2.250% , 06/15/32 (a) ............. 1,711,835
400,000 Zillow Group Inc. ,
1.375% , 09/01/26 ............... 486,245
2,922,835
Computer Software and Services — 12 .4%
1,375,000 Akamai Technologies Inc. ,
1.125% , 02/15/29 (a) ............. 1,306,882
150,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 (a) ............. 145,163
1,350,000 CSG Systems International Inc. ,
3.875% , 09/15/28 (a) ............. 1,257,525
Lumentum Holdings Inc.
1,250,000 0.500% , 12/15/26 ............... 1,131,994
750,000 1.500% , 12/15/29 ............... 732,213
1,050,000 PagerDuty Inc. ,
1.500% , 10/15/28 (a) ............. 1,132,928
1,000,000 PAR Technology Corp. ,
1.500% , 10/15/27 ............... 936,000
1,000,000 Progress Software Corp. ,
3.500% , 03/01/30 (a) ............. 1,021,583
700,000 Rapid7 Inc. ,
1.250% , 03/15/29 (a) ............. 663,549
1,118,000 Veritone Inc. ,
1.750% , 11/15/26 ............... 403,615
650,000 Vertex Inc. ,
0.750% , 05/01/29 (a) ............. 777,635
9,509,087
Consumer Products — 0 .1%
100,000 Spectrum Brands Inc. ,
3.375% , 06/01/29 (a) ............. 96,800
Principal
Amount
Market
Value
Consumer Services — 2 .1%
$ 1,000,000 Live Nation Entertainment Inc. ,
3.125% , 01/15/29 ............... $ 1,107,922
400,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 (a) ............. 476,600
1,584,522
Energy and Utilities — 19 .1%
1,308,000 Array Technologies Inc. ,
1.000% , 12/01/28 ............... 1,060,081
Bloom Energy Corp.
1,000,000 3.000% , 06/01/28 ............... 972,235
100,000 3.000% , 06/01/29 ............... 88,550
1,100,000 CMS Energy Corp. ,
3.375% , 05/01/28 ............... 1,081,850
400,000 Kosmos Energy Ltd. ,
3.125% , 03/15/30 (a) ............. 419,500
1,000,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 729,000
1,925,000 NextEra Energy Partners LP ,
2.500% , 06/15/26 (a) ............. 1,763,787
1,000,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 1,154,750
500,000 Ormat Technologies Inc. ,
2.500% , 07/15/27 ............... 496,500
1,345,000 PG&E Corp. ,
4.250% , 12/01/27 (a) ............. 1,358,114
2,250,000 PNM Resources Inc. ,
5.750% , 06/01/54 (a) ............. 2,208,375
1,400,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 ............... 1,344,350
800,000 Stem Inc. ,
4.250% , 04/01/30 (a) ............. 334,720
1,910,000 Sunnova Energy International Inc. ,
2.625% , 02/15/28 ............... 692,709
1,000,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 (a) ............. 996,000
14,700,521
Financial Services — 5 .0%
400,000 Bread Financial Holdings Inc. ,
4.250% , 06/15/28 ............... 536,331
700,000 Coinbase Global Inc. ,
0.250% , 04/01/30 (a) ............. 677,600
900,000 Global Payments Inc. ,
1.500% , 03/01/31 (a) ............. 828,450
750,000 HCI Group Inc. ,
4.750% , 06/01/42 ............... 979,725
900,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ............. 840,600
3,862,706

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Food and Beverage — 2 .5%
$ 800,000 Fomento Economico Mexicano SAB de CV ,
2.625% , 02/24/26 ............... $ 849,567
1,000,000 The Chefs' Warehouse Inc. ,
2.375% , 12/15/28 ............... 1,114,361
1,963,928
Health Care — 13 .4%
1,000,000 Amphastar Pharmaceuticals Inc. ,
2.000% , 03/15/29 (a) ............. 958,789
750,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 ............... 551,252
4,000,000 Cutera Inc. ,
2.250% , 06/01/28 ............... 818,002
250,000 Dexcom Inc. ,
0.375% , 05/15/28 ............... 245,500
1,000,000 Evolent Health Inc. ,
3.500% , 12/01/29 (a) ............. 904,750
1,000,000 Exact Sciences Corp. ,
2.000% , 03/01/30 (a) ............. 887,000
500,000 Haemonetics Corp. ,
2.500% , 06/01/29 (a) ............. 492,250
1,500,000 Halozyme Therapeutics Inc. ,
1.000% , 08/15/28 ............... 1,671,135
500,000 Immunocore Holdings plc ,
2.500% , 02/01/30 (a) ............. 413,200
800,000 Jazz Investments I Ltd. ,
2.000% , 06/15/26 ............... 771,400
250,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 (a) ............. 249,125
1,250,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 ............... 1,611,250
400,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 702,957
10,276,610
Metals and Mining — 1 .2%
1,000,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 903,244
Real Estate Investment Trusts — 4 .1%
750,000 Redwood Trust Inc. ,
7.750% , 06/15/27 ............... 728,906
600,000 Rexford Industrial Realty LP ,
4.125% , 03/15/29 (a) ............. 586,200
2,000,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 ............... 1,810,000
3,125,106
Principal
Amount
Market
Value
Security Software — 1 .2%
$ 1,100,000 Cardlytics Inc. ,
4.250% , 04/01/29 (a) ............. $ 894,850
Semiconductors — 5 .1%
200,000 Impinj Inc. ,
1.125% , 05/15/27 ............... 310,365
1,100,000 indie Semiconductor Inc. ,
4.500% , 11/15/27 (a) ............. 1,101,100
750,000 MKS Instruments Inc. ,
1.250% , 06/01/30 (a) ............. 802,265
600,000 ON Semiconductor Corp. ,
0.500% , 03/01/29 ............... 577,050
2,100,000 Wolfspeed Inc. ,
1.875% , 12/01/29 ............... 1,167,600
3,958,380
Telecommunications — 4 .0%
1,250,000 Infinera Corp. ,
3.750% , 08/01/28 ............... 1,360,000
1,700,000 Liberty Latin America Ltd. ,
2.000% , 07/15/24 ............... 1,692,733
3,052,733
Transportation — 0 .8%
700,000 Air Transport Services Group Inc. ,
3.875% , 08/15/29 (a) ............. 595,675
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 61,285,814
Shares
MANDATORY CONVERTIBLE SECURITIES (b) — 7 .6%
Diversified Industrial — 1 .8%
25,000 Chart Industries Inc. , Ser. B ,
6.750% , 12/15/25 ............... 1,421,000
Energy and Utilities — 2 .2%
40,000 NextEra Energy Inc. ,
6.926% , 09/01/25 ............... 1,659,600
Health Care — 2 .1%
34,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 1,600,380
Specialty Chemicals — 1 .5%
25,000 Albemarle Corp. ,
7.250% , 03/01/27 ............... 1,166,500
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 5,847,480

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 5 .7%
Aerospace — 0 .1%
400 The Boeing Co. † .................. $ 72,804
Automotive: Parts and Accessories — 0.0%
2,000 Dana Inc. ....................... 24,240
Broadcasting — 0 .1%
35,000 Grupo Televisa SAB , ADR ............ 96,950
Computer Hardware — 0 .1%
400 International Business Machines Corp. .. 69,180
Diversified Industrial — 0 .7%
1,000 General Electric Co. ................ 158,970
800 ITT Inc. ........................ 103,344
3,300 Textron Inc. ..................... 283,338
545,652
Energy and Energy Services — 0 .1%
1,200 Halliburton Co. ................... 40,536
Entertainment — 0.0%
7,500 Ollamani SAB † ................... 17,091
1,000 Paramount Global , Cl. B ............. 10,390
27,481
Financial Services — 2 .2%
1,200 American Express Co. .............. 277,860
1,000 Citigroup Inc. .................... 63,460
400 JPMorgan Chase & Co. , CDI .......... 80,904
600 Julius Baer Group Ltd. .............. 33,524
300 Morgan Stanley .................. 29,157
6,200 State Street Corp. ................. 458,800
12,000 The Bank of New York Mellon Corp. .... 718,680
300 The PNC Financial Services Group Inc. .. 46,644
1,709,029
Food and Beverage — 0 .2%
600 Pernod Ricard SA ................. 81,413
400 Remy Cointreau SA ................ 33,371
114,784
Health Care — 0 .9%
400 Johnson & Johnson ............... 58,464
1,300 Merck & Co. Inc. .................. 160,940
1,700 Perrigo Co. plc ................... 43,656
6,000 Pfizer Inc. ...................... 167,880
8,000 Roche Holding AG , ADR ............ 277,360
708,300
Real Estate Investment Trusts — 0 .9%
7,205 Crown Castle Inc. ................. 703,929
Shares
Market
Value
Retail — 0 .2%
200 Costco Wholesale Corp. ............. $ 169,998
Telecommunications — 0 .2%
200 Swisscom AG .................... 112,527
TOTAL COMMON STOCKS ........... 4,395,410
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .9%
$ 5,305,000 U.S. Treasury Bills,
5.288 % to 5.320% †† , 08/08/24 to
09/05/24 ...................... 5,263,896
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 81,154,163 ) .............. $ 76,792,600
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest